Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Parenthetical) (Details) - CAD ($) $ in Millions	Apr. 30, 2023	Feb. 01, 2023	Jan. 31, 2023	Nov. 01, 2022	Oct. 31, 2022	Apr. 30, 2022	Feb. 01, 2022	Jan. 31, 2022	Nov. 01, 2021	Oct. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives	$ 75,212				$ 103,873
Derivatives (Note 4)	63,706				91,133
Level 3 of fair value hierarchy [member] | Netted Derivatives [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives	20	$ 31	$ 31	$ 50	50	$ 90	$ 58	$ 58	$ 47	$ 47
Derivatives (Note 4)	$ 217	$ 239	$ 239	$ 234	$ 234	$ 208	$ 188	$ 188	$ 179	$ 179